Acquisition of Authy, Inc. - Identifiable Finite-lived Intangible Assets (Detail) - USD ($) $ in Thousands		6 Months Ended
	Feb. 23, 2015	Jun. 30, 2016
Developed Technology
Acquisition of Authy, Inc.
Estimated life (in years)		3 years
Customer Relationships
Acquisition of Authy, Inc.
Estimated life (in years)		5 years
Trade Name
Acquisition of Authy, Inc.
Estimated life (in years)		2 years
Authy, Inc.
Acquisition of Authy, Inc.
Intangible assets	$ 1,760
Authy, Inc. | Developed Technology
Acquisition of Authy, Inc.
Intangible assets	$ 1,300
Estimated life (in years)	3 years
Authy, Inc. | Customer Relationships
Acquisition of Authy, Inc.
Intangible assets	$ 400
Estimated life (in years)	5 years
Authy, Inc. | Trade Name
Acquisition of Authy, Inc.
Intangible assets	$ 60
Estimated life (in years)	2 years